Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	€ 16,556	€ 15,524
Receivables from divestments	301	8
Receivables from joint ventures in exploration and production activities	1,645	1,888
Other receivables	2,338	1,430
Total trade and other current receivables	€ 20,840	€ 18,850